Notes payable (Narrative) (Details) (Notes Payable)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Debt Instrument [Line Items]
Notes payable due dates	60 days
Maximum [Member]
Debt Instrument [Line Items]
Notes payable due dates	90 days